Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Balances and Transactions with Related Parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Loss included in the statement of income			Balance receivable (payable)/(equity)
			2023	2022	2021	2023	2022

Management and selected employees	Employment	Compensation selected employees	(8,218)	(11,497)	(7,883)	(18,781)	(18,917)